REVENUE RECOGNITION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATED REVENUES

Table 3: Disaggregated Revenue

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Advisory consulting	$3,569,982	$3,848,688	$6,814,752	$7,684,102
Managed security service practice (MSSP)	183,887	35,555	206,387	67,068
Software as a service (Saas)	3,207	3,672	4,557	6,795
Revenue	$3,757,076	$3,887,915	$7,025,696	$7,757,965

Table 3: Disaggregated Revenue
	For the Year Ended December 31,
	2025	2024
Advisory consulting	$15,007,827	$17,441,216
Managed security service practice (MSSP)	112,725	318,079
Software as a service (Saas)	13,095	12,190
Revenue	$15,133,647	$17,771,485